SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	98,875,319	82,245,453	76,460,919
Option exercise price	$ 0.1150	$ 0.1150	$ 0.1150
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	0.001	0.001	0.001
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	$ 0.25	$ 0.25	$ 0.25
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	54,660,032	48,972,277	49,120,917
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	26,802,500	26,802,500	27,340,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	17,412,783	6,470,674
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	2	2	2